Note 8 - Other Real Estate Owned ("OREO") (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2013
Real Estate [Abstract]
Number of Real Estate Properties	6	13
Real Estate Acquired Through Foreclosure	$ 8,332,601	$ 12,409,201	$ 2,808,554
Impairment of Real Estate	2,345,267	147,718
Real Estate Owned, Basis Used to Determine Carrying Amount	Further declines in real estate values may result in increased foreclosed real estate expense in the future.Routine holding costs are charged to expense as incurred and improvements to real estate owned that enhance the value of the real estate are capitalized.
Foreclosed Real Estate Expense	$ 3,553,779	$ 732,693